Note 2 - Summary of Significant Accounting Policies - Revenue by Source (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 191,909	$ 151,533	$ 116,099
SaaS [Member
Revenue	85,580	52,074	27,744
Termed License and Support [Member]
Revenue	50,970	38,949	26,985
Service [Member]
Revenue	31,919	34,140	26,662
Maintenance [Member]
Revenue	21,022	23,462	29,122
License [Member]
Revenue	$ 2,418	$ 2,908	$ 5,586